Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2019	Jan. 01, 2019
Significant Accounting Policies (Textual)
Foreign exchange risk, description	If the THB had strengthened/weakened by 1.27% against the USD (the average monthly variance during the 2-year period ended 31 December 2018)
Post-tax profit higher/lower	$ 169,000	$ 63,000
Borrowings interest rates basis points	100
Post-tax interest rate risk	$ 43,000	$ 105,000
Weighted average incremental borrowing rate				3.80%
Lease liabilities increased				$ 7,271,152
Right-of-use assets increased				$ 7,271,152
Operating leases lease liabilities recognized			$ 6,121,542